Held-To-Maturity Financial Assets - Current	12 Months Ended
Dec. 31, 2017
Held-to-maturity financial assets [Member]
Disclosure of financial assets [Line Items]
Held-To-Maturity Financial Assets - Current
10.	HELD-TO-MATURITY FINANCIAL ASSETS - CURRENT

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Corporate bonds	$1,990	$—
Bank debentures	150	—
	$2,140	$—

The related information of corporate bonds and bank debentures as of balance sheet dates was as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Corporate bonds
Par value	$1,990	$—
Nominal interest rate	1.18%-1.35%	—
Effective interest rate	1.20%-1.35%	—
Average remaining maturity life	0.34 year	—

Bank debentures
Par value	$150	$—
Nominal interest rate	1.25%	—
Effective interest rate	1.25%	—
Average remaining maturity life	0.41 year	—